RAYONIER INC. AND SUBSIDIARIES CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 303,065	$ 179,684
Restricted cash, current (Note 22)	19,366	0
Trade receivables, less allowance for doubtful accounts of $401 and $210	8,006	13,081
Other receivables	13,267	11,539
Inventory (Note 16)	30,879	29,191
Prepaid logging roads	6,465	8,944
Prepaid expenses	3,101	2,852
Assets held for sale (excluding discontinued operations) (Note 23)	5,371	1,021
Other current assets	53	7,014
Current assets of discontinued operations (Note 2)	47,320	63,632
Total current assets	436,893	316,958
TIMBER AND TIMBERLANDS, NET OF DEPLETION AND AMORTIZATION	2,384,345	2,619,196
HIGHER AND BETTER USE TIMBERLANDS AND REAL ESTATE DEVELOPMENT INVESTMENTS (NOTE 15)	109,610	105,595
PROPERTY, PLANT AND EQUIPMENT
Land	5,581	6,453
Buildings	24,493	29,379
Machinery and equipment	4,876	6,332
Construction in progress	779	1,841
Total property, plant and equipment, gross	35,729	44,005
Less—accumulated depreciation	(18,297)	(18,166)
Total property, plant and equipment, net	17,432	25,839
RESTRICTED CASH, NON-CURRENT (NOTE 22)	676	678
RIGHT-OF-USE ASSETS (NOTE 17)	18,588	22,046
OTHER ASSETS (NOTE 24)	78,276	71,875
NON-CURRENT ASSETS OF DISCONTINUED OPERATIONS (NOTE 2)	428,599	485,398
TOTAL ASSETS	3,474,419	3,647,585
CURRENT LIABILITIES
Accounts payable	16,914	15,359
Accrued taxes	1,840	3,046
Accrued payroll and benefits	15,260	12,962
Accrued interest	5,228	7,094
Pension and other postretirement benefits (Note 19)	57	8,444
Dividend and distribution payable	271,815	30,148
Deferred revenue	20,902	19,012
Other current liabilities	9,359	17,489
Total current liabilities	47,335	26,723
Total current liabilities	388,710	140,277
LONG-TERM DEBT, NET (NOTE 8)	1,044,410	1,293,064
PENSION AND OTHER POSTRETIREMENT BENEFITS, NON-CURRENT (NOTE 19)	1,349	1,441
LONG-TERM LEASE LIABILITY (NOTE 17)	16,260	19,600
LONG-TERM DEFERRED REVENUE	10,697	11,294
OTHER NON-CURRENT LIABILITIES	9,776	10,807
NON-CURRENT LIABILITIES OF DISCONTINUED OPERATIONS (NOTE 2)	170,841	211,849
COMMITMENTS AND CONTINGENCIES (NOTES 11 and 12)
NONCONTROLLING INTERESTS IN THE OPERATING PARTNERSHIP (NOTE 6)	51,843	81,651
SHAREHOLDERS’ EQUITY
Common Shares, 480,000,000 shares authorized, 148,536,643 and 148,299,117 shares issued and outstanding	1,522,487	1,497,641
Retained earnings	257,254	338,244
Accumulated other comprehensive (loss) income (Note 25)	(10,429)	24,651
TOTAL RAYONIER INC. SHAREHOLDERS’ EQUITY	1,769,312	1,860,536
Noncontrolling interests in consolidated affiliates (Note 6)	11,221	17,066
TOTAL SHAREHOLDERS’ EQUITY	1,780,533	1,877,602
TOTAL LIABILITIES, NONCONTROLLING INTERESTS IN THE OPERATING PARTNERSHIP AND SHAREHOLDERS’ EQUITY	$ 3,474,419	$ 3,647,585